SCHEDULE OF OPERATING MATURITY ANALYSIS (Details) - CAD ($)	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	$ 2,061,155	$ 306,541
Amount representing interest	(298,535)	(32,666)
Lease liability	1,762,620	273,875	$ 428,021
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	477,530	165,022
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	859,514	141,519
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	$ 724,111